RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
  15.     RELATED PARTY TRANSACTIONS

The Company leased air travel time from a company, which is controlled by the Chairman of IMRIS Inc.  The amount charged to travel, included in Administrative expenses during the years ended December 31, 2013 and 2012 totaled $25 and $396.  The transactions were priced using an estimated third party comparable cost and were recorded at the exchange amount.  The payable balance owing as of December 31, 2013 and 2012 was zero and $118.